Segmented Information (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Operating Segments

The Company’s reportable operating segments, which are the components of the Company’s business where separate financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer (“CEO”), who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:

Year Ended December 31, 2017

(in thousands)	Sales	Cost of Sales	Depletion	Gross Margin	Impairment Charges [1]	Net Earnings (Loss)	Cash Flow From Operations	Total Assets

Silver

San Dimas [5]	$65,677	$16,790	$5,713	$43,174	$-	$43,174	$48,887	$134,862

Peñasquito [5]	87,906	20,856	14,827	52,223	-	52,223	67,050	403,250

Antamina [5]	100,617	20,183	58,168	22,266	-	22,266	80,434	757,638

Constancia [5]	33,026	11,353	14,168	7,505	-	7,505	21,470	261,803

Other 2, [5]	132,048	41,454	28,820	61,774	228,680	(166,906)	88,495	523,135

	$419,274	$110,636	$121,696	$186,942	$228,680	$(41,738)	$306,336	$2,080,688

Gold

Sudbury 3, [5]	$35,253	$11,202	$21,547	$2,504	$-	$2,504	$24,042	$379,988

Salobo [5]	317,596	100,946	96,103	120,547	-	120,547	216,650	2,808,732

Constancia [5]	11,125	3,537	3,619	3,969	-	3,969	7,575	122,051

Other 4, [5]	59,967	17,480	19,415	23,072	-	23,072	38,778	31,818

	$423,941	$133,165	$140,684	$150,092	$-	$150,092	$287,045	$3,342,589

Total silver and gold interests	$843,215	$243,801	$262,380	$337,034	$228,680	$108,354	$593,381	$5,423,277

Corporate

General and administrative						$(34,673)	$(30,298)

Interest expense						(24,993)	(25,243)

Other						8,129	968

Income tax recovery						886	-

Total corporate						$(50,651)	$(54,573)	$260,036

Consolidated						$57,703	$538,808	$5,683,313

1)	See Note 12 for further information
2)	Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Neves-Corvo, Cozamin, Minto, Lagunas Norte, Pierina, Veladero and 777 silver interests as well as the non-operating Keno Hill, Aljustrel, Loma de La Plata, Pascua-Lama and Rosemont silver interests. The Cozamin precious metal purchase agreement expired on April 4, 2017.
3)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests, the non-operating Victor gold interest and the Stobie gold interest which was placed into care and maintenance during the second quarter of 2017.
4)	Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating Minto and 777 gold interests and the non-operating Rosemont gold interest.
5)	As it relates to mine operator concentration risk:
a.	The counterparty obligations under the Salobo and Sudbury PMPA’s are guaranteed by the parent company Vale. Total revenues relative to Vale during the year ended December 31, 2017 were 42% of the Company’s total revenue.
b.	The counterparty obligations under the Antamina and Yauliyacu (which is included as part of Other silver interests) PMPA’s are guaranteed by the parent company Glencore plc (“Glencore”) and its subsidiary. Total revenues relative to Glencore during the year ended December 31, 2017 were 16% of the Company’s total revenue.
c.	The counterparty obligations under the Penasquito PMPA are guaranteed by the parent company Goldcorp Corp. (“Goldcorp”). Total revenues relative to Goldcorp during the year ended December 31, 2017 were 10% of the Company’s total revenue.
d.	The counterparty obligations under the Constancia PMPA and 777 PMPA (which is included as part of Other silver and gold interests) are guaranteed by the parent company Hudbay Minerals Inc. (“Hudbay”). Total revenues relative to Hudbay during the year ended December 31, 2017 were 10% of the Company’s total revenue.
e.	The counterparty obligations under the San Dimas PMPA are guaranteed by the parent company Primero Mining Corp. (“Primero”). Total revenues relative to Primero during the year ended December 31, 2017 were 10% of the Company’s total revenue.
Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations.

Year Ended December 31, 2016

(in thousands)	Sales	Cost of Sales	Depletion	Gross Margin	Impairment Charges [1]	Net Earnings (Loss)	Cash Flow From Operations	Total Assets

Silver

San Dimas [5]	$91,929	$23,031	$5,980	$62,918	$-	$62,918	$68,898	$140,575

Peñasquito	71,196	17,111	12,770	41,315	-	41,315	54,085	418,077

Antamina [5]	120,916	24,180	71,229	25,507	-	25,507	96,736	815,806

Constancia [5]	41,019	14,297	17,960	8,762	-	8,762	26,926	275,971

Other 2, [5]	155,281	46,623	42,782	65,876	-	65,876	110,364	785,570

	$480,341	$125,242	$150,721	$204,378	$-	$204,378	$357,009	$2,435,999

Gold

Sudbury 3, [5]	$53,384	$17,134	$33,715	$2,535	$71,000	$(68,465)	$36,281	$401,535

Salobo [5]	253,582	81,781	81,430	90,371	-	90,371	171,802	2,904,835

Constancia [5]	18,792	6,112	6,255	6,425	-	6,425	12,693	125,670

Other 4, [5]	85,458	24,165	36,581	24,712	-	24,712	66,527	51,233

	$411,216	$129,192	$157,981	$124,043	$71,000	$53,043	$287,303	$3,483,273

Total silver and gold interests	$891,557	$254,434	$308,702	$328,421	$71,000	$257,421	$644,312	$5,919,272

Corporate

General and administrative						$(34,439)	$(32,563)

Interest expense						(24,193)	(23,317)

Other						(4,982)	(4,131)

Income tax recovery						1,330	-

Total corporate						$(62,284)	$(60,011)	$234,047

Consolidated						$195,137	$584,301	$6,153,319

1)	See Note 12 for further information
2)	Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Neves-Corvo, Cozamin, Minto, Lagunas Norte, Pierina, Veladero and 777 silver interests as well as the non-operating Keno Hill, Aljustrel, Loma de La Plata, Pascua-Lama and Rosemont silver interests. The Cozamin precious metal purchase agreement expired on April 4, 2017.
3)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests, the non-operating Victor gold interest and the Stobie gold interest which was placed into care and maintenance during the second quarter of 2017.
4)	Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating Minto and 777 gold interests and the non-operating Rosemont gold interest.
5)	As it relates to mine operator concentration risk:
a.	The counterparty obligations under the Salobo and Sudbury PMPA’s are guaranteed by the parent company Vale. Total revenues relative to Vale during the year ended December 31, 2016 were 34% of the Company’s total revenue.
b.	The counterparty obligations under the Antamina and Yauliyacu (which is included as part of Other silver interests) PMPA’s are guaranteed by the parent company Glencore plc (“Glencore”) and its subsidiary. Total revenues relative to Glencore during the year ended December 31, 2016 were 18% of the Company’s total revenue.
c.	The counterparty obligations under the Constancia PMPA and 777 PMPA (which is included as part of Other silver and gold interests) are guaranteed by the parent company Hudbay Minerals Inc. (“Hudbay”). Total revenues relative to Hudbay during the year ended December 31, 2016 were 12% of the Company’s total revenue.
d.	The counterparty obligations under the San Dimas PMPA are guaranteed by the parent company Primero Mining Corp. (“Primero”). Total revenues relative to Primero during the year ended December 31, 2016 were 10% of the Company’s total revenue.

Schedule of Company's Geographical Information

The Company’s geographical information, which is based on the location of the mining operations to which the silver or gold interests relate, are summarized in the tables below:

	Year Ended December 31, 2017

			Carrying Amount

(in thousands)	Sales		Silver Interests	Gold Interests	Total

North America

Canada	$106,733	13%	$36,798	$411,807	$448,605	8%

United States	-	0%	433	-	433	0%

Mexico	162,390	19%	539,620	-	539,620	9%

Europe

Greece	8,756	1%	9,036	-	9,036	0%

Portugal	8,616	1%	23,725	-	23,725	0%

Sweden	27,569	3%	39,614	-	39,614	1%

South America

Argentina / Chile [1]	12,041	1%	266,989	-	266,989	5%

Brazil	317,597	38%	-	2,808,731	2,808,731	52%

Peru	199,513	24%	1,164,473	122,051	1,286,524	24%

Consolidated	$843,215	100%	$2,080,688	$3,342,589	$5,423,277	99%

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.

	Year Ended December 31, 2016

			Carrying Amount

(in thousands)	Sales		Silver Interests	Gold Interests	Total

North America

Canada	$150,567	17%	$45,741	$452,768	$498,509	13%

United States	-	0%	433	-	433	0%

Mexico	181,190	20%	560,727	-	560,727	0%

Europe

Greece	11,261	1%	15,138	-	15,138	0%

Portugal	9,311	1%	24,598	-	24,598	0%

Sweden	35,721	4%	42,180	-	42,180	0%

South America

Argentina / Chile [1]	11,662	1%	502,598	-	502,598	0%

Brazil	253,582	29%	-	2,904,835	2,904,835	83%

Peru	238,263	27%	1,244,584	125,670	1,370,254	4%

Consolidated	$891,557	100%	$2,435,999	$3,483,273	$5,919,272	100%

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.